United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

              certified shareholder report of registered management
                              investment companies

Investment Company Act file number  811-09096
                                   ------------------

         AmeriPrime Funds
(Exact name of registrant as specified in charter)

431 N Pennsylvania St.  Indianapolis, IN               46204
--------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

Timothy Ashburn
Unified Fund Services
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:            6/30
                        --------------------

Date of reporting period:  12/31/03
                         ----------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

       =================================================================
                                    IMS Funds
       =================================================================



                               Semi-Annual Report

                                December 31, 2003
                                   (Unaudited)






                                  Fund Advisor:

                          IMS Capital Management, Inc.
                               8995 S.E. Otty Road
                             Portland, Oregon 97266



                            Toll Free (800) 934-5550

IMSCX & IMSAX Letter to Shareholders

Dear Fellow Shareholders,

We are pleased to present our semi-annual report for the period ending December 31, 2003. The report covers the 6-month performance of the IMS Capital Value Fund and the IMS Strategic Allocation Fund.

The IMS Capital Value Fund posted, what we think, are impressive results. For the one year period ended December 31, 2003, the Fund had a total return of 56.07%. The Fund began 2003 with total assets of $16.1 million and ended the year with $59.1 million. This growth was due to both performance and asset inflows from performance-related recognition in the national media. For example, in the last year, several publications have singled out the performance of the IMS Capital Value Fund including the New York Times, Wall Street Journal, BusinessWeek magazine, Investor's Business Daily and Kiplinger's Personal Finance magazine. *

The IMS Strategic Allocation Fund also posted solid returns in 2003. The Fund completed its first full calender year of operation with a 12-month return of 25.32%. Total assets grew from $2.0 million to $10.7 million. The IMS Strategic Allocation Fund's unique investment approach allows it to strategically allocate across a broad array of investment styles and asset classes in an effort to manage risk and improve returns over a simple buy and hold approach. We believe the Fund's first full year of operation was a success given the risk management techniques that were in place and the results that were achieved.

The principals and employees of IMS Capital Management continue to invest the majority of their assets in the IMS Family of Funds. We thank you for the confidence and trust you have demonstrated by investing with us.

Sincerely,


/s/ Carl Marker                                      /s/ Arthur Nunes



Carl W. Marker                                       Arthur G. Nunes, CFP
Portfolio Manager                                    Portfolio Manager
IMS Capital Value Fund                               IMS Strategic Allocation
Fund
IMS Strategic Allocation Fund

     * References:
o        New York Times, May 18, 2003, p Bu 7
o        Wall Street Journal, Aug. 1, 2003, p C12
o        BusinessWeek, Jan. 27, 2003, p 58
o        Investor's Business Daily, Sep. 23, 2003, p A9
o        Kiplinger's, Aug. 2003, p 51

The prospectus should be read carefully before investing. To request a prospectus for more complete information, including fees and expenses, call 800-934-5550. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than original cost. Distributed by Unified Financial Securities, Inc. Member NASD, SPIC.

                     IMS Capital       IMS Strategic
                     Value Fund       Allocation Fund
                   ----------------  -------------------

1 Year                      56.07%               25.32%
5 Year**                    13.07%                  N/A
10 Year                        N/A                  N/A
Since Inception**           13.09%               20.56%

Inception Dates     August 5, 1996     November 5, 2002
**Average annual returns

Management Discussion & Analysis


IMS Capital Value Fund

         During the six-month period ending December 31, 2003 the IMS Capital Value Fund had a gain of 22.74%. For the full year, the IMS Capital Value Fund posted its best return ever, 56.07%, and beat its benchmark, the Russell Mid-Cap Value Index, over all time periods.

         The IMS Capital Value Fund continued to successfully identify undervalued, seasoned stocks with positive business momentum. After holding up extremely well during the worst years of the bear market, 2000, 2001 and 2002, the Fund posted solid gains in the final six months of 2003. The IMS Capital Value Fund's return was the result of successful stock picking and portfolio management, driven by our proven research methods and investment discipline. We say "proven" because IMS Capital Management, Inc., the investment advisor to the Fund, recently completed its 15th full year of operation, and the basic research process and investment disciplines have remained very consistent over that time.

The companies in the Fund's portfolio made a broad-based contribution to the Fund's performance. Nineteen of the IMS Capital Value Fund's forty-nine holdings at year-end, increased 20% or more during the final six months of the year. Companies that more than doubled during the year included Computer Associates, Cendant, Humana, Pacificare, Rite Aid, and Marvel, and three companies surged in price due to acquisitions; Dial, Officemax and Airborne. The Fund also held some companies, such as CenturyTel and Sprint (which returned 11% and 13% respectively for the year), which underperformed the broad market by roughly half.



Investment Returns

--------------------------------------------------------------------------------------------------------------------
                                                                           Average Annual Total Returns*
                                                                       (for periods ended December 31, 2003)

                                                                                                  Since Inception
                                    Six Months      One Year      Three Year       Five Year      (August 5, 1996)
                                   -------------  -------------  --------------  --------------  -------------------

IMS Capital Value Fund                   22.74%         56.07%          18.09%          13.07%         13.09%

Russell Mid-Cap Value Index**            22.06%         38.07%           8.48%           8.73%         12.85%

--------------------------------------------------------------------------------------------------------------------


The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell Mid-Cap Value is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio.

IMS Strategic Allocation Fund

         During the six-month period ending December 31, 2003 the IMS Strategic Allocation Fund had a gain of 14.64%. For the full year, the IMS Strategic Allocation Fund posted a return of 25.32%.

The IMS Strategic Allocation Fund's return for the six-month period slightly trailed the return of the Fund's benchmark, the S & P 500 index. In addition to its core holdings, the Fund held positions in small-cap stock index funds, the NASDAQ 100 index, and various industry sector funds such as basic materials and biotechnology. Unfortunately, the Fund had an underweighted position in mid-cap value, one of the best performing sectors over the previous twelve months.



Investment Returns

-------------------------------------------------------------------------------
                                         Average Annual Total Returns
                                     (for periods ended December 31, 2003)

                                                                 Since Inception
                                Six Months      One Year      (November 5, 2002)
                               -----------  -------------    ------------------

IMS Strategic Allocation Fund      14.64%         25.32%          17.79%

S&P 500 Index                      15.13%         28.66%          20.56%

-------------------------------------------------------------------------------

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio.

Comparison of the Growth of a $10,000 Investment in the IMS Capital Value Fund and the Russell Mid-Cap Value Index

                 IMS Capital       Russell Mid-Cap
                  Value Fund       Value Index
                  ($24,876)        ($24,494)

       8/5/96     10,000.00       10,000.00
     12/31/96     11,140.00       11,414.87
     12/31/97     11,887.89       15,338.19
     12/31/98     13,461.44       16,117.75
     12/31/99     15,855.34       16,099.97
     12/31/00     15,106.14       19,187.89
     12/31/01     17,938.79       19,634.14
     12/31/02     15,939.57       17,740.47
     12/31/03     24,876.49       24,493.78

The chart above assumes an initial investment of $10,000 made on August 6, 1996 (commencement of Fund operations) and held through December 31, 2003. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Comparison of the Growth of a $10,000 Investment in the IMS Strategic Allocation Fund and the S&P 500 Index

                 IMS Strategic     S&P 500
               Allocation Fund      Index
                  ($12,106)         ($12,407)

      11/5/02     10,000.00       10,000.00
     12/31/02      9,660.00        9,643.31
      6/30/03     10,560.00       10,776.57
     12/31/03     12,105.81       12,406.71

4

The chart above assumes an initial investment of $10,000 made on November 5, 2002 (commencement of Fund operations) and held through December 31, 2003. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

IMS Capital Value Fund
Schedule of Investments
December 31, 2003 (Unaudited)


Common Stocks - 97.52%                                                          Shares                   Value
                                                                              ------------          -----------------

Accident & Health Insurance - 1.75%
Aon Corp.                                                                          41,800              $   1,000,692
                                                                                                    -----------------

Bottled & Canned Soft Drinks & Carbonated Waters - 2.48%
PepsiAmericas, Inc. (a)                                                            83,200                  1,424,384
                                                                                                    -----------------

Cable & Other Pay Television Services - 2.41%
Comcast Corp. Class A (a)                                                          42,000                  1,380,540
                                                                                                    -----------------

Cleaning Preparations, Perfumes, Cosmetics - 2.18%
Dial Corp.                                                                         43,800                  1,246,986
                                                                                                    -----------------

Communication Equipment - 1.82%
UTStarcom, Inc. (a)                                                                28,100                  1,041,667
                                                                                                    -----------------

Communication Services - 3.98%
XM Satellite Radio Holdings, Inc. - Class A (a)                                    86,600                  2,282,776
                                                                                                    -----------------

Dolls & Stuffed Toys - 2.24%
Marvel Enterprises, Inc.  (a)                                                      44,200                  1,286,662
                                                                                                    -----------------

Electric Services - 1.29%
Great Plains Energy, Inc.                                                          23,300                    741,406
                                                                                                    -----------------

Electrical Industrial Apparatus - 2.05%
American Power Conversion, Inc.                                                    48,000                  1,173,600
                                                                                                    -----------------

Fire, Marine & Casualty Insurance - 1.84%
Loews Corp.                                                                        21,300                  1,053,285
                                                                                                    -----------------

Hospital & Medical Service Plans - 5.86%
Humana, Inc. (a)                                                                   78,900                  1,802,865
PacifiCare Health Systems, Inc. (a)                                                23,000                  1,554,800
                                                                                                    -----------------
                                                                                                           3,357,665
                                                                                                    -----------------

Investment Advice - 2.05%
Alliance Capital Management Holding LP                                             34,900                  1,177,875
                                                                                                    -----------------

Life Insurance - 4.64%
Lincoln National Corp.                                                             30,700                  1,239,359
Nationwide Financial Services, Inc. - Class A                                      42,900                  1,418,274
                                                                                                    -----------------
                                                                                                           2,657,633
                                                                                                    -----------------


See accompanying notes which are an integral part of the financial statements.

IMS Capital Value Fund
Schedule of Investments - continued
December 31, 2003 (Unaudited)

Common Stocks - 97.52% - continued                                              Shares                   Value
                                                                              ------------          -----------------

Miscellaneous Chemical Products - 1.68%
Cytec Industries, Inc. (a)                                                         25,100                  $ 963,589
                                                                                                    -----------------

Miscellaneous Furniture & Fixtures - 2.06%
Hillenbrand Industries, Inc.                                                       19,000                  1,179,140
                                                                                                    -----------------

National Commercial Banks - 2.28%
First Tennessee National Corp.                                                     29,700                  1,309,770
                                                                                                    -----------------

Ophthalmic Goods - 2.13%
Bausch & Lomb, Inc.                                                                23,500                  1,219,650
                                                                                                    -----------------

Petroleum Refining - 2.03%
Amerada Hess Corp.                                                                 21,900                  1,164,423
                                                                                                    -----------------

Pharmaceutical Preparations - 2.50%
Watson Pharmaceuticals, Inc. (a)                                                   31,200                  1,435,200
                                                                                                    -----------------

Poultry Slaughtering & Processing - 6.18%
Tyson Foods, Inc.                                                                 267,400                  3,540,376
                                                                                                    -----------------

Radio & Tv Broadcasting & Communications Equipment - 1.93%
Harris Corp.                                                                       29,200                  1,108,140
                                                                                                    -----------------

Refuse Systems - 2.47%
Republic Services, Inc.                                                            32,100                    822,723
Waste Management, Inc.                                                             20,000                    592,000
                                                                                                    -----------------
                                                                                                           1,414,723
                                                                                                    -----------------

Retail - Catalog & Mail - Order Houses - 0.82%
Schein Henry, Inc. (a)                                                              7,000                    473,060
                                                                                                    -----------------

Retail - Drug Stores & Proprietary Stores - 2.80%
Rite Aid Corp. (a)                                                                266,000                  1,606,640
                                                                                                    -----------------

Security & Commodity Brokers, Dealers, Exchanges Services - 2.23%
T. Rowe Price Associates, Inc.                                                     27,000                  1,280,070
                                                                                                    -----------------

Security Brokers, Dealers & Flotation Companies - 2.46%
E*Trade Group, Inc. (a)                                                           111,300                  1,407,945
                                                                                                    -----------------

Semiconductors & Related Devices - 2.17%
LSI Logic Corp. (a)                                                               140,000                  1,241,800
                                                                                                    -----------------

See accompanying notes which are an integral part of the financial statements.

IMS Capital Value Fund
Schedule of Investments - continued
December 31, 2003 (Unaudited)

Common Stocks - 97.52% - continued                                              Shares                   Value
                                                                              ------------          -----------------

Services - Computer Integrated Systems Design - 4.18%
Computer Sciences Corp.  (a)                                                       18,900                  $ 835,947
Convergys Corp. (a)                                                                46,900                    818,874
Unisys Corp. (a)                                                                   50,000                    742,500
                                                                                                    -----------------
                                                                                                           2,397,321
                                                                                                    -----------------

Services - Computer Processing & Data Preparation - 1.45%
SunGard Data Systems, Inc. (a)                                                     30,000                    831,300
                                                                                                    -----------------

Services - Computer Programming Services - 1.83%
Amdocs Ltd. (a)                                                                    46,700                  1,049,816
                                                                                                    -----------------

Services - Health Services - 2.29%
Gentiva Health Services, Inc. (a)                                                 103,900                  1,313,296
                                                                                                    -----------------

Services - Personal Services - 7.26%
Cendant Corp. (a)                                                                  55,100                  1,227,077
H & R Block, Inc.                                                                  22,300                  1,234,751
Service Corporation International (a)                                             314,900                  1,697,311
                                                                                                    -----------------
                                                                                                           4,159,139
                                                                                                    -----------------

Services - Prepackaged Software - 3.04%
Computer Associates International, Inc.                                            38,300                  1,047,122
Symantec Corp.  (a)                                                                20,000                    693,000
                                                                                                    -----------------
                                                                                                           1,740,122
                                                                                                    -----------------

Services - Skilled Nursing Care Facilities - 1.51%
Manor Care, Inc.                                                                   25,000                    864,250
                                                                                                    -----------------

Services-Home Health Care Services - 1.44%
Apria Healthcare Group, Inc. (a)                                                   28,900                    822,783
                                                                                                    -----------------

Specialty Cleaning, Polishing and Sanitation Preparations - 1.30%
Clorox Corp.                                                                       15,300                    742,968
                                                                                                    -----------------

Surgical & Medical Instruments & Apparatus - 1.54%
Guidant Corp.                                                                      14,700                    884,940
                                                                                                    -----------------

Telephone Communications (No Radiotelephone) - 3.35%
Centurytel, Inc.                                                                   31,000                  1,011,220
Sprint Corp.                                                                       55,200                    906,384
                                                                                                    -----------------
                                                                                                           1,917,604
                                                                                                    -----------------

TOTAL COMMON STOCKS (Cost $43,614,849)                                                                    55,893,236
                                                                                                    -----------------


See accompanying notes which are an integral part of the financial statements.

IMS Capital Value Fund
Schedule of Investments - continued
December 31, 2003 (Unaudited)

                                                                               Principal
Preferred Stocks - 0.07%                                                        Amount                   Value
                                                                              ------------          -----------------
Metropolitan Mortgage & Securities, 9.9984% (c)                                  $ 25,000                   $ 37,047
                                                                                                    -----------------

TOTAL PREFERRED STOCKS (Cost $482,325)                                                                        37,047
                                                                                                    -----------------

Money Market Securities - 5.54%
Huntington Money Market Fund - Investment Shares, 0.20% (b)                     3,176,080                  3,176,080
                                                                                                    -----------------

TOTAL MONEY MARKET SECURITIES (Cost $3,176,080)                                                            3,176,080
                                                                                                    -----------------

TOTAL INVESTMENTS (Cost $47,273,254) - 103.13%                                                         $  59,106,363
                                                                                                    -----------------

Liabilities in excess of cash and other assets - (3.13)%                                                  (1,793,960)
                                                                                                    -----------------

TOTAL NET ASSETS - 100.00%                                                                             $  57,312,403
                                                                                                    =================


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2003.
(c) Variable rate security; the rate shown represents the rate at December 31, 2003.

See accompanying notes which are an integral part of the financial statements.

IMS Strategic Allocation Fund
Schedule of Investments
December 31, 2003 (Unaudited)


Exchanged Traded Funds - 95.26%                                                  Shares                  Value
                                                                              ------------          -----------------

Broadband HOLDRS Trust                                                          40,000                       538,000
iShares S&P MidCap 400 / BARRA Growth Index Fund                                 7,900                       937,730
iShares Dow Jones U.S. Basic Materials Sector Index Fund                        11,100                       506,049
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund                       8,600                       476,440
iShares Dow Jones U.S. Financial Sector Index Fund                               5,000                       440,200
iShares S&P MidCap 400 / BARRA Value Index Fund                                  4,800                       530,352
iShares Dow Jones U.S. Energy Sector Index Fund                                 10,800                       535,140
iShares Goldman Sachs Networking Index Fund                                     17,000                       469,370
iShares Goldman Sachs Software Index Fund (a)                                   12,500                       472,000
iShares MSCI Japan Index Fund                                                   28,000                       269,920
iShares S&P 500 / BARRA Value Index Fund                                         9,100                       504,322
iShares S&P SmallCap 600 / BARRA Value Index Fund                                9,700                       974,753
iShares S&P SmallCap 600 / BARRA Growth Index Fund                              13,100                     1,161,970
iShares S&P 500 / BARRA Growth Index Fund                                        8,700                       483,720
Semiconductor HOLDRS Trust                                                      13,000                       538,200
Wireless HOLDRS Trust                                                            7,400                       357,198
iShares S&P Global Energy Sector Index Fund                                      5,000                       294,200
NASDAQ-100 Index Tracking Stock                                                 15,000                       546,300
                                                                                                    -----------------
TOTAL EXCHANGE TRADED FUNDS (Cost $8,847,730)                                                             10,035,864
                                                                                                    -----------------

Mutual Funds - 4.82%
Rydex Series - Biotechnology Fund                                               25,747                       508,496
                                                                                                    -----------------

TOTAL MUTUAL FUNDS (Cost $500,000)                                                                           508,496
                                                                                                    -----------------

                                                                               Principal
Money Market Securities - 1.68%                                                  Amount
                                                                              ------------
Huntington Money Market Fund - Class A, 0.20%  (b)                             $ 176,642                     176,642
                                                                                                    -----------------

TOTAL MONEY MARKET SECURITIES (Cost $176,642)                                                                176,642
                                                                                                    -----------------

TOTAL INVESTMENTS (Cost $9,524,372) - 101.76%                                                           $ 10,721,002
                                                                                                    -----------------

Liabilities in excess of cash and other assets - (1.76)%                                                    (190,609)
                                                                                                    -----------------

TOTAL NET ASSETS - 100.00%                                                                              $ 10,530,393
                                                                                                    =================


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the yield at December 31, 2003.

See accompanying notes which are an integral part of the financial statements.

IMS Funds
Statement of Assets and Liabilities
December 31, 2003 (Unaudited)

                                                                                      IMS Capital        IMS Strategic
                                                                                      Value Fund        Allocation Fund

Assets
Investments in securities, at value                                                   $ 59,106,363       $ 10,721,002
  (cost $47,273,254 and $9,524,372 respectively)
Cash                                                                                             -             21,542
Interest receivable                                                                            392                 44
Dividends receivable                                                                        44,072              3,340
Receivable for fund shares sold                                                            236,107             51,000
Receivable from advisor                                                                          -              4,666
Other assets                                                                                11,590              1,627
                                                                                  -------------------  -----------------
     Total assets                                                                       59,398,524         10,803,221
                                                                                  -------------------  -----------------

Liabilities
Payable to advisor                                                                          67,591                  -
Payable for investments purchased                                                        1,857,455            168,000
Payable for fund shares redeemed                                                           138,541             92,449
Other payables and accrued expenses                                                         22,509             12,379
Payable to custodian                                                                            25                  -
                                                                                  ------------------   -----------------
     Total liabilities                                                                   2,086,121            272,828
                                                                                  ------------------  -----------------


Net Assets:                                                                           $ 57,312,403       $ 10,530,393
                                                                                  ==================  =================

Shares outstanding                                                                        3,418,721            878,703
                                                                                  ------------------  -----------------


Net Assets consist of:
Paid in capital                                                                       $ 44,891,295        $ 9,406,018
Accumulated undistributed net investment income (loss)                                    (131,539)           (38,054)
Accumulated net realized gain (loss) on investments                                        717,202            (34,201)
Net unrealized appreciation (depreciation) on investments                               11,835,445          1,196,630
                                                                                  ------------------  -----------------

                                                                                      $ 57,312,403       $ 10,530,393
                                                                                  ==================  =================

Net asset value and offering
  price per share                                                                          $ 16.76            $ 11.98
                                                                                  ==================  =================

Redemption price per share (a)                                                             $ 16.68            $ 11.92
                                                                                  ==================  =================


(a) The redemption price per share reflects a redemption fee of 0.50% on shares redeemed within 90 days of purchase.

See accompanying notes which are an integral part of the financial statements.

IMS Funds
Statement of Operations
Six Months ended December 31, 2003 (Unaudited)

                                                                                   IMS Capital              IMS Strategic
                                                                                   Value Fund              Allocation Fund
                                                                           ----------------------    ----------------------


Investment Income
Dividend income                                                                        $ 214,129                  $ 29,811
Interest income                                                                            2,503                       783
                                                                           ----------------------    ----------------------
  Total Income                                                                           216,632                    30,594
                                                                           ----------------------    ----------------------

Expenses
Investment advisor fee                                                                   275,773                    43,949
Administration expenses                                                                   21,962                    11,664
Transfer agent expenses                                                                   15,699                     8,704
Fund accounting expenses                                                                  12,621                     8,065
Registration expenses                                                                      9,626                     1,599
Legal expenses                                                                             9,302                     5,455
Custodian expenses                                                                         9,146                     2,216
Auditing expenses                                                                          5,870                     4,967
Insurance expenses                                                                         2,322                       319
Pricing expenses                                                                           2,127                     1,359
Miscellaneous expenses                                                                     1,151                     1,252
Printing expenses                                                                            978                     2,426
Trustee expenses                                                                             496                       638
                                                                           ----------------------    ----------------------
  Total Expenses                                                                         367,073                    92,613
Reimbursed expenses (a)                                                                  (18,902)                  (23,965)
                                                                           ----------------------    ----------------------
Total operating expenses                                                                 348,171                    68,648
                                                                           ----------------------    ----------------------
Net Investment Income (Loss)                                                            (131,539)                  (38,054)
                                                                           ----------------------    ----------------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                      2,599,693                    28,688
Net realized gain (loss) on option transactions                                          104,521                         -
Change in net unrealized appreciation (depreciation)
   on investment securities                                                            6,231,033                   976,092
                                                                           ----------------------    ----------------------
Net realized and unrealized gain (loss) on investment securities                       8,935,247                 1,004,780
                                                                           ----------------------    ----------------------
Net increase (decrease) in net assets resulting from operations                      $ 8,803,708                 $ 966,726
                                                                           ======================    ======================


(a) See note 3 to the financial statements.

See accompanying notes which are an integral part of the financial statements.

IMS Funds
Statements of Changes In Net Assets


                                                                         IMS Capital                      IMS Strategic
                                                                          Value Fund                     Allocation Fund

                                                                Six Months ended                 Six Months ended
                                                               December 31, 2003   Year ended    December 31, 2003  Period ended
Increase (Decrease) in Net Assets                                 (Unaudited)     June 30, 2003     (Unaudited)    June 30, 2003 (a)
                                                               ----------------- --------------  ----------------- ----------------
Operations
  Net investment income (loss)                                    $ (131,539)     $  (61,015)      $   (38,054)       $ (13,066)
  Net realized gain (loss) on investment securities                2,599,693         320,703            28,688           47,861
  Net realized gain (loss) on option transactions                    104,521        (236,581)                -                -
  Change in net unrealized appreciation (depreciation)             6,231,033       4,174,278           976,092          220,538
                                                               ----------------- -------------  ------------------ ----------------
  Net increase (decrease) in net assets resulting from operations  8,803,708       4,197,385           966,726          255,333
                                                               ----------------- -------------  ------------------ ----------------
 Distributions
  From net investment income                                               -         (39,209)                -                -
  From net realized gain                                          (1,560,781)              -           (97,684)               -
  From return of capital                                                   -         (31,729)                -                -
                                                               ----------------- -------------  ------------------ ----------------
  Total distributions                                             (1,560,781)        (70,938)          (97,684)               -
                                                               ----------------- -------------  ------------------ ----------------
Capital Share Transactions
  Proceeds from shares sold                                       20,013,380      14,575,612         6,071,278        4,095,810
  Reinvestment of distributions                                    1,544,187          68,638            96,390                -
  Amount paid for shares repurchased                              (2,892,889)     (4,509,797)         (406,679)        (450,781)
                                                               ----------------- -------------  ------------------ ----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                      18,664,678      10,134,453         5,760,989        3,645,029
                                                               ----------------- -------------  ------------------ ----------------
Total Increase (Decrease) in Net Assets                           25,907,605      14,260,900         6,630,031        3,900,362
                                                               ----------------- -------------  ------------------ ----------------

Net Assets
  Beginning of period                                             31,404,798      17,143,898         3,900,362                -
                                                               ----------------- -------------  ------------------ ----------------

  End of period                                                 $ 57,312,403    $ 31,404,798      $ 10,530,393      $ 3,900,362
                                                               ================= =============  ================== ================

  Accumulated undistributed net
    investment income (loss) included
    in net assets at end of period                                $ (131,539)   $          -      $    (38,054)     $         -
                                                               ----------------- -------------  ------------------ ----------------

Capital Share Transactions
  Shares sold                                                      1,275,040       1,185,162           536,581          416,154
  Shares issued in reinvestment of distributions                      93,986           6,063             8,210                -
  Shares repurchased                                                (185,440)       (393,648)          (35,605)         (46,638)
                                                               ----------------- -------------  ------------------ ----------------

  Net increase (decrease) from capital transactions                1,183,586         797,577           509,186          369,516
                                                               ================= =============  ================== ================



(a) For period of November 5, 2002 (commencement of operations) through June 30, 2003.

See accompanying notes which are an integral part of the financial statements.

IMS Capital Value Fund
Financial Highlights

                                Six Months ended
                                December 31, 2003  Year ended  Year ended    Year ended    Year ended   Period ended    Year ended
                                  (Unaudited)     June 30,2003 June 30,2002 June 30,2001 June 30,2000  June 30,1999(a) Oct. 31, 1998
                                ----------------   -----------  -----------  -----------  -----------   -----------     -----------

Selected Per Share Data
Net asset value, beginning
   of period                      $ 14.05           $ 11.93      $ 13.87        $ 13.91      $ 14.56       $ 11.28        $ 12.06
                                ---------------   -----------  -----------   -----------    ----------- -----------     -----------
Income from investment operations
  Net investment income
   (loss)                           (0.05)            (0.04)        0.04          (0.05)       (0.05)            -          (0.06)
  Net realized and unrealized
    gain (loss)                      3.23              2.21        (0.19)          0.50         0.88          3.28           0.12
                                ---------------   -----------  -----------   -----------  -----------    ----------      -----------
Total from investment operations     3.18              2.17        (0.15)          0.45         0.83          3.28           0.06
                                ---------------   -----------  -----------   -----------  -----------   -----------      -----------
Less Distributions to shareholders:
  From net investment income            -             (0.03)           -              -            -             -          (0.03)
  From net realized gain            (0.48)                -        (1.79)         (0.49)       (1.48)            -          (0.81)
  From return of capital                -             (0.02)           -              -            -             -              -
                                --------------   -----------  -----------   -----------  -----------    -----------      -----------
Total distributions                 (0.48)            (0.05)       (1.79)         (0.49)       (1.48)            -           (0.84)
                                --------------   -----------  -----------   -----------  -----------     ----------      -----------

Net asset value, end of period    $ 16.76           $ 14.05      $ 11.93        $ 13.87      $ 13.91       $ 14.56         $ 11.28
                                ==============     ===========    ===========     ===========  ======    ===========     ===========

Total Return                        22.74% (b)        18.28%       -1.05%          3.72%        6.39%        29.08%(b)        2.27%

Ratios and Supplemental Data
Net assets, end of period (000)  $ 57,312          $ 31,405     $ 17,144       $ 11,488     $ 11,585      $ 11,608        $ 11,524
Ratio of expenses to average
   net assets                       1.59%             1.59%        1.59%           1.59%        1.59%         1.59%(c)        1.73%
Ratio of expenses to average
   net assets before waiver
   & reimbursement                  1.68%             2.05%        2.23%           2.28%        2.08%         2.50%(c)        2.34%
Ratio of net investment income
   to average net assets           (0.60)%           (0.34)%       0.29%          (0.39)%      (0.36)%       (0.04)(c)       (0.53)%
Ratio of net investment income
   to average net assets before
   waiver & reimbursement          (0.69)%           (0.79)%      (0.35)%         (1.09)%      (0.84)%       (0.95)(c)       (1.14)%
Portfolio turnover rate            16.17%            44.72%       33.40%          77.87%       75.69%        45.19%           81.74%


(a) For the period November 1, 1998 through June 30, 1999.
(b) For periods of less than a full year, total return is not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

IMS Strategic Allocation Fund
Financial Highlights

                                                                              Six Months ended
                                                                              December 31, 2003         Period ended
                                                                                 (Unaudited)            June 30, 2003  (a)
                                                                           ------------------------    ----------------

Selected Per Share Data
Net asset value, beginning of period                                             $ 10.56                   $ 10.00
                                                                           ------------------------    ----------------
Income from investment operations
  Net investment income (loss)                                                     (0.06)                    (0.05)
  Net realized and unrealized gain (loss)                                           1.59                      0.61
                                                                           ------------------------    ----------------
Total from investment operations                                                    1.53                      0.56
                                                                           ------------------------    ----------------
Less Distributions to shareholders:
  From net investment income                                                           -                         -
  From net realized gain                                                           (0.11)                        -
                                                                           ------------------------    ----------------
Total distributions                                                                (0.11)                        -
                                                                           ------------------------    ----------------

Net asset value, end of period                                                   $ 11.98                   $ 10.56
                                                                           ========================    ================

Total Return (b)                                                                   14.64%                     5.60%

Ratios and Supplemental Data
Net assets, end of period (000)                                                 $ 10,530                   $ 3,900
Ratio of expenses to average net assets (c)                                         1.96%                     1.96%
Ratio of expenses to average net assets
   before waiver & reimbursement (c)                                                2.65%                     4.75%
Ratio of net investment income to
   average net assets (c)                                                          (1.09)%                    0.85%
Ratio of net investment income to
   average net assets before waiver & reimbursement (c)                            (1.78)%                   (3.65)%
Portfolio turnover rate                                                            43.45%                   226.36%



(a) For the period November 5, 2002 (Commencement of operations) through June 30, 2003.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

                                    IMS Funds
                          Notes to Financial Statements
                          December 31, 2003 (Unaudited)

NOTE 1.  ORGANIZATION

     IMS Capital Value Fund (the "Capital Value Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on July 25, 1996 and commenced operations on August 5, 1996. The IMS Strategic Allocation Fund (the "Strategic Allocation Fund") was organized as a non-diversified series of the Trust on September 30, 2002 and commenced operations on November 5, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Capital Value Fund is to provide long-term growth from capital appreciation, dividends and interest. The investment objective of the Strategic Allocation Fund is to provide long-term growth from capital appreciation, dividends and interest. The investment advisor of each Fund is IMS Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

     Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Option writing - When each Fund writes an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security

                                    IMS Funds
                          Notes to Financial Statements
                    December 31, 2003 (Unaudited) - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     or currency in determining whether each Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Federal Income Taxes- There is no provision for federal income tax. Each Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

     Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     Dividends and Distributions- Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Each Fund retains IMS Capital Management, Inc. to manage the Fund's investments. Under the terms of the respective management agreements (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.26% of the average daily net assets of each Fund. For the six months ended December 31, 2003, the Advisor earned a fee of $275,773 from the Capital Value Fund. For the six months ended December 31, 2003, the Advisor earned a fee of $43,949 from the Strategic Allocation Fund.

     The Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.59% of average daily net assets with respect to the Capital Value Fund, and 1.96% of average daily net assets with respect to the Strategic Allocation Fund, through October 31, 2006. For the six months ended December 31, 2003, the Advisor reimbursed expenses of $18,902 for the Capital Value Fund. For the six months ended December 31, 2003, the Advisor reimbursed expenses of $23,965 for the Strategic Allocation Fund. With respect to the Strategic Allocation Fund, any waiver or reimbursement of organizational or operating expenses by the Advisor is subject to repayment by the Fund within the three fiscal years following the year ending June 30, 2003, if the Fund is able to make the payment without exceeding the above described expense limitations. At December 31, 2003, the Capital Value Fund owed the Advisor $67,591 for its advisory services and the Strategic Allocation Fund was owed $4,666 from the Advisor.

                                    IMS Funds
                          Notes to Financial Statements
                    December 31, 2003 (Unaudited) - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     Each Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For those services Unified receives a monthly fee from each Fund equal to an annual rate of 0.10% of the Fund's average daily net assets under $50 million, 0.07% of the Fund's average daily net assets from $50 million to $100 million, and 0.05% of the Fund's average daily net assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended December 31, 2003, Unified earned $21,962 from the Capital Value Fund and $11,664 from the Strategic Allocation Fund.

     Each Fund also retains Unified to act as each Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250) for these transfer agency services. For the six months ended December 31, 2003, Unified received fees of $9,698 from the Capital Value Fund and $5,699 from the Strategic Allocation Fund for transfer agent services provided to the Funds and $6,001 and $3,005 from the Capital Value Fund and Strategic Allocation Fund, respectively, in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, and 0.03% of the Fund's assets from $100 million to $150 million, and 0.02% of the Fund's net assets over $150 million (subject to a monthly minimum fee of $1,667). For the six months ended December 31, 2003, Unified earned $12,621 from the Capital Value Fund and $8,065 from the Strategic Allocation Fund. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

     Each Fund retains Unified Financial Securities, Inc., (the "Distributor") a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the Distributor for the six months ended December 31, 2003 from the Capital Value Fund or the Strategic Allocation Fund. A Trustee and certain officers of the Trust are a director and/or officers of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

     For the six months ended December 31, 2003, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                          Capital Value     Strategic Allocation
                                                Fund                  Fund
                                      ----------------  -----------------------
Purchases
     U.S. Government Obligations                  $ -                      $ -
     Other                                 25,272,947                9,284,572
Sales
     U.S. Government Obligations                  $ -                      $ -
     Other                                  6,801,708                2,782,439

                                    IMS Funds
                          Notes to Financial Statements
                    December 31, 2003 (Unaudited) - continued

NOTE 4.  INVESTMENTS - continued

     As of December 31, 2003, the net unrealized appreciation of investments for tax purposes was as follows:

                                        Capital Value     Strategic Allocation
                                             Fund                 Fund
                                        ---------------  -----------------------
Gross Appreciation                        $ 12,662,872              $ 1,196,630
Gross (Depreciation)                          (827,427)                       -
                                         --------------  -----------------------
Net Appreciation on Investments            $11,835,445              $ 1,196,630
                                        ===============  =======================

At December 31, 2003, the aggregate cost of securities for federal income tax purposes was $47,253,254 and $9,524,372 for the Capital Value Fund and the Strategic Allocation Fund, respectively.

NOTE 5.  ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2003, National Financial Securities Corp. held 40.32% of the Capital Value Fund in an omnibus account for the benefit of others. As of December 31, 2003, National Financial Securities Corp. held 74.64% of the Strategic Allocation Fund in an omnibus account for the benefit of others.

NOTE 7. CALL OPTIONS WRITTEN

As of December 31, 2003, the Capital Value Fund held no options. Transactions in options written during the six months ended December 31, 2003 for the Capital Value Fund were as follows:


                                                        Number
                                                           of        Premiums
                                                       Contracts     Received
                                                       ----------   ------------

Options outstanding at June 30, 2003                      758         $104,521

Options written                                             -                -

Options terminated in closing purchase transactions         -                -

Options expired                                             -                -

Options exercised                                        (758)        (104,521)
                                                       ----------   ------------

Options outstanding at December 31, 2003                    -       $        -
                                                       ==========   ============

                                    IMS Funds
                          Notes to Financial Statements
                    December 31, 2003 (Unaudited) - continued

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

     Capital Value Fund. The Capital Value Fund distributions for the fiscal years ended June 30, 2003 and 2002 were as follows:

Distributions paid from:              2003            2002
                                  -------------  ---------------
     Ordinary income                   $39,209              $ -
     Short-term Capital Gain                 -          194,339
     Long-term Capital Gain                  -        1,296,845
     Return of Capital                  31,729                -
                                   ------------  ---------------
                                       $70,938      $ 1,491,184
                                  =============  ===============


On December 18, 2003, the Capital Value Fund paid capital gains distributions of $0.4759 per share to shareholders of record on December 17, 2003.

The Capital Value Fund distributions for the six months ended December 31, 2003 and the fiscal year ended June 30, 2003 were as follows:

Distributions paid from:            December 31, 2003       June 30, 2003
                                  -----------------------  ----------------
     Ordinary income                $             -           $    39,209
     Short-term Capital Gain                680,525                     -
     Long-term Capital Gain                 880,256                     -
     Return of Capital                            -                31,729
                                   ----------------------  ----------------
                                    $     1,560,781           $    70,938
                                  =======================  ================

Strategic Allocation Fund. The Strategic Allocation Fund paid no distributions for the period ended June 30, 2003.

     On December 18, 2003, the Strategic Allocation Fund paid a short-term capital gain distribution of $0.1134 per share to shareholders of record on December 17, 2003.

Distributions paid from:            December 31, 2003       June 30, 2003
                                  -----------------------  ----------------
     Ordinary income                  $             -        $        -
     Short-term Capital Gain                   97,684                 -
     Long-term Capital Gain                         -                 -
               -                  ----------------------  ----------------
                                      $        97,684        $        -
                                  =======================  ================

                                            PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (800) 934-5550.

20

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Timothy L. Ashburn, President and Asst. Secretary
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

INVESTMENT ADVISOR
IMS Capital Management, Inc.
8995 S.E. Otty Road
Portland, OR 97266

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
McCurdy & Associates CPA's, Inc.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine, LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204


















This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.  N/A

Item 3. Audit Committee Financial Expert.  N/A

Item 4. Principal Accountant Fees and Services.  N/A

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  N/A

Item 10.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of January 9, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

 (a)(1)  N/A

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)   N/A

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.


                                             SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AmeriPrime Funds

By
*        /s/ Timothy Ashburn
 -------------------------------------------
         Timothy Ashburn, President

Date     March 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*        /s/ Timothy Ashburn
 -------------------------------------------
         Timothy Ashburn, President

Date     March 10, 2004

By
*        Thomas Napurano
 -------------------------------------------------------------
         Thomas Napurano, Treasurer and Chief Financial Officer

Date     February 26, 2004